Consolidated statement of cash flows - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income/(loss)	€ 1,138,000,000	€ (532,000,000)	€ (430,000,000)
Adjustments to reconcile net income/(loss) to net cash flows
Depreciation of property and equipment and lease right-of-use assets	85,000,000	110,000,000	118,000,000
Amortization of intangible assets	36,000,000	48,000,000	53,000,000
Excess and obsolete reserve	0	0	14,000,000
Impairment charges on real estate assets	43,000,000	123,000,000	0
Write-off of content assets	0	29,000,000	0
Share-based compensation expense	267,000,000	321,000,000	381,000,000
Finance income	(328,000,000)	(161,000,000)	(421,000,000)
Finance costs	352,000,000	220,000,000	132,000,000
Income tax expense	203,000,000	27,000,000	60,000,000
Other	2,000,000	1,000,000	7,000,000
Changes in working capital:
Decrease/(increase) in trade receivables and other assets	145,000,000	(145,000,000)	(84,000,000)
Increase in trade and other liabilities	183,000,000	501,000,000	226,000,000
Increase in deferred revenue	45,000,000	113,000,000	52,000,000
Increase/(decrease) in provisions	3,000,000	(5,000,000)	(3,000,000)
Interest paid on lease liabilities	(36,000,000)	(38,000,000)	(53,000,000)
Interest received	216,000,000	111,000,000	37,000,000
Income tax paid	(53,000,000)	(43,000,000)	(43,000,000)
Net cash flows from operating activities	2,301,000,000	680,000,000	46,000,000
Investing activities
Business combinations, net of cash acquired	0	0	(295,000,000)
Payment of deferred consideration pertaining to business combinations	(10,000,000)	(7,000,000)	(11,000,000)
Purchases of property and equipment	(17,000,000)	(6,000,000)	(25,000,000)
Purchases of short term investments	(7,275,000,000)	(1,590,000,000)	(457,000,000)
Sales and maturities of short term investments	5,804,000,000	1,379,000,000	368,000,000
Change in restricted cash	1,000,000	4,000,000	0
Dividends received	19,000,000	0	0
Other	(8,000,000)	3,000,000	(3,000,000)
Net cash flows used in investing activities	(1,486,000,000)	(217,000,000)	(423,000,000)
Financing activities
Payments of lease liabilities	(69,000,000)	(66,000,000)	(43,000,000)
Lease incentives received	0	2,000,000	2,000,000
Repurchases of ordinary shares	0	0	(2,000,000)
Proceeds from exercise of stock options	933,000,000	366,000,000	43,000,000
Payments for employee taxes withheld from restricted stock unit releases	(135,000,000)	(68,000,000)	(40,000,000)
Net cash flows from/(used in) financing activities	729,000,000	234,000,000	(40,000,000)
Net increase/(decrease) in cash and cash equivalents	1,544,000,000	697,000,000	(417,000,000)
Cash and cash equivalents at January 1	3,114,000,000	2,483,000,000	2,744,000,000
Net foreign exchange gains/(losses) on cash and cash equivalents	123,000,000	(66,000,000)	156,000,000
Cash and cash equivalents at December 31	4,781,000,000	3,114,000,000	2,483,000,000
Non-cash investing and financing activities
Recognition of lease right-of-use asset in exchange for lease liabilities	25,000,000	22,000,000	20,000,000
Real estate assets disposed of in exchange for finance lease receivables	62,000,000	0	0
Purchases of property and equipment in trade and other liabilities	2,000,000	6,000,000	5,000,000
Employee taxes withheld from restricted stock unit releases in trade and other liabilities	2,000,000	3,000,000	0
Issuance of ordinary shares upon net settlement of warrants	€ 36,000,000	€ 0	€ 0